SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	Dec. 31, 2024
Buildings and building improvements, including facility infrastructure [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated economic life	7 years
Buildings and building improvements, including facility infrastructure [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated economic life	25 years
Machinery and equipment, software and hardware [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated economic life	3 years
Machinery and equipment, software and hardware [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated economic life	15 years